Business Combination - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 01, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Payments to acquire equity method investments							¥ 887,327	$ 139,241	¥ 34,475	¥ 214,739
Guangzhou Huitouche Information Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Payments to acquire businesses gross				¥ 32,500
Guangzhou Huitouche Information Technology Co., Ltd [Member] | Equity Interest [Member]
Business Acquisition [Line Items]
Business combination, step acquisition, equity interest in acquiree, including subsequent acquisition, percentage				100.00%
Guangzhou Lanqiao Software Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Business combination, step acquisition, equity interest in acquiree, including subsequent acquisition, percentage			100.00%
Business combination cash paid to performance condition			¥ 71,553
Business combination performance condition services term			3 years
Business combination compensation cost							23,951
Payments to acquire businesses gross			¥ 71,733
Business acquisition, percentage of voting interests acquired			80.00%
Beijing Bang Li De Network Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Payments to acquire equity method investments		¥ 287,500
Business combination, contingent consideration, liability		¥ 20,000
Payments to acquire businesses gross	¥ 210,915
Preferred Stock [Member] | Guangzhou Huitouche Information Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Payment to acquire long term investments					¥ 99,000
Equity securities without readily determinable fair value impairment loss annual amount						¥ 22,000
Preferred Stock [Member] | Guangzhou Huitouche Information Technology Co., Ltd [Member] | Equity Interest [Member]
Business Acquisition [Line Items]
Non controlling interest ownership percentage by non controlling owners					35.00%	35.00%
Preferred Stock [Member] | Guangzhou Lanqiao Software Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Payment to acquire long term investments							¥ 15,000
Preferred Stock [Member] | Guangzhou Lanqiao Software Technology Co., Ltd [Member] | Equity Interest [Member]
Business Acquisition [Line Items]
Non controlling interest ownership percentage by non controlling owners							20.00%	20.00%